Summary of significant accounting policies, Offshore Vessels and Loderos (Details)	12 Months Ended
Dec. 31, 2022
Offshore vessels and "loderos [Abstract]
Vessels time charter period	1 year
Minimum [Member]
Offshore vessels and "loderos [Abstract]
Vessels SPOT mode period	1 day
Maximum [Member]
Offshore vessels and "loderos [Abstract]
Vessels SPOT mode period	30 days